ORDINARY SHARES	6 Months Ended
Jun. 30, 2015
ORDINARY SHARES
(14)	ORDINARY SHARES

In April 2015, the Company issued 25,016,129 ADSs, representing 25,016,129 ordinary shares, at a price of US$0.155 per ADS, to a holder of the Notes Due 2018 to pursuant to a conversion notice of the Notes Due 2018.

In April 2015, the Company issued 1,046,543 ADSs, representing 1,046,543 ordinary shares, at a price of US$0.1461 per ADS, to a holder of the Notes Due 2018 to pursuant to a conversion notice of the Notes Due 2018.

In April 2015, the Company cancelled 5,902,590 ADSs which were delivered to the company by the dealers under the Prepaid Forward Contracts, representing 5,902,590 ordinary shares.

In May 2015, the Company issued 303,080 ADSs, representing 303,080 ordinary shares, at a price of US$0.15 per ADS, to the other offshore creditors in connection with the restructuring of the payables due to such offshore creditors.

In June 2015, the Company issued 229,649 ADSs, representing 229,649 ordinary shares, at a price of US$0.1345 per ADS, to certain holders of the Notes Due 2018 to settle the interest payables of the Notes Due 2018 due to such holders.

In June 2015, the Company issued 49,210,548 ADSs, representing 49,210,548 ordinary shares, at a price of US$0.1345 per ADS, to certain holders of the Notes Due 2016 to settle the interest payables of the Notes Due 2016 due to such holders.